Lease liabilities - Additional information (Details)		12 Months Ended
	Jan. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) warehouse	Dec. 31, 2019 USD ($)
Lease liabilities.
Number of Warehouse Leases with Renewal Options | warehouse		1
Term of leases expire		5 years
Lease expenses		$ 564,551	$ 515,387
Lease termination, lease liability	$ 33,442	(33,442)
Lease termination, right of use assets	$ 42,765
Lease expenses for short-term lease and low-value lease which are not included in the measurement of lease liabilities		$ 247,262	$ 27,765